Document And Entity Information	May 29, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2025
Entity Registrant Name	HCW Biologics Inc.
Entity Central Index Key	0001828673
Entity Emerging Growth Company	true
Entity File Number	001-40591
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-5024477
Entity Address, Address Line One	2929 N. Commerce Parkway
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33025
City Area Code	954
Local Phone Number	842-2024
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HCWB
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One